Share based payments - Share Option Plan (Details)		12 Months Ended
	Apr. 01, 2015 Options	Dec. 31, 2018 USD ($) Option Y	Dec. 31, 2017 USD ($) Option Y
Number and weighted average exercise prices of share options
Outstanding at the beginning of the year (in shares) | Option		17,065,534	15,563,182
Granted during the year (in shares) | Option		5,050,000	5,800,000
Forfeited during the year (in shares) | Option		(2,656,116)	(4,153,948)
Cancelled during the year (in shares) | Option		(946,644)
Exercised during the year (in shares) | Option		(125,736)	(143,700)
Outstanding at the end of the year (in shares) | Option		18,387,038	17,065,534
Outstanding at the beginning of the year (in dollars)		$ 0.32	$ 0.37
Granted during the year (in dollars)		0.49	0.33
Forfeited during the year (in dollars)		0.34	0.53
Cancelled during the year (in dollars)		0.56
Exercised during the year (in dollars)		0.14	0.14
Outstanding at the end of the year (in dollars)		$ 0.34	$ 0.32
Number of options exercisable (in shares) | Option		12,360,958
Weighted average exercise price, exercisable (in dollars)		$ 0.30
Weighted average contractual term of options outstanding (in years) | Y		6.7	7.0
Weighted average remaining contractual term of options exercisable (in years)		5 years 10 months 24 days
Weighted-average fair value of options granted		$ 0.40
New Plan
Share based payments
Options exercisable | Options	0
Expiration period	10 years
Minimum
Number and weighted average exercise prices of share options
Exercise price		0.14
Maximum
Number and weighted average exercise prices of share options
Exercise price		$ 0.91